Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
Schedule of changes in the fair value of warrant liabilities

Private
Warrants
Warrants liability as at September 9, 2021	$12,501
Reduction in fair value of warrants liability	(9,375)
Warrants liability as at December 31, 2021	$3,126

Schedule of provides quantitative information regarding Level 3 fair value measurements

	December 31, 2021		September 9, 2021
Exercise price	$11.50		$11.50
Share price	$2.08		$10.62
Volatility	64.6%		15.8%
Term	4.7	years	5.0	years
Risk-free rate	1.2%		0.8%
Dividend yield	0.0%		0.0%